INVESTMENTS IN SUBSIDIARIES (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of subsidiaries [line items]
Total	$ 79,940	$ 91,147
Lan Peru S.A. [Member]
Disclosure of subsidiaries [line items]
Tax No .	Foreign
Country of origin	Peru
Percentage of equity ownwrship	70.00%	70.00%	70.00%
Lan Argentina S.A. [Member]
Disclosure of subsidiaries [line items]
Country of origin	Argentina
Percentage of equity ownwrship	99.8656%	99.8656%
Non-Controlling Interest [Member]
Disclosure of subsidiaries [line items]
Total	$ 79,940	$ 91,147
Non-Controlling Interest [Member] | Lan Peru S.A. [Member]
Disclosure of subsidiaries [line items]
Tax No .	0 - E
Country of origin	Peru
Percentage of equity ownwrship	30.00%	30.00%
Total	$ 3,360	$ 3,722
Non-Controlling Interest [Member] | Lan Cargo S.A. And Subsidiaries [Member]
Disclosure of subsidiaries [line items]
Tax No .	93.383.000-4
Country of origin	Chile
Percentage of equity ownwrship	0.10196%	0.10196%
Total	$ (100)	$ 849
Non-Controlling Interest [Member] | Promotora Aerea Latinoamericana S.A. and Subsidiaries [Member]
Disclosure of subsidiaries [line items]
Tax No .	0 - E
Country of origin	Mexico
Percentage of equity ownwrship	0.00%	51.00%
Total		$ 4,578
Non-Controlling Interest [Member] | Inversora Cordillera S.A. and Subsidiaries [Member]
Disclosure of subsidiaries [line items]
Tax No .	0 - E
Country of origin	Argentina
Percentage of equity ownwrship	0.1394%	0.1394%
Total	$ 8,684	$ 3,502
Non-Controlling Interest [Member] | Lan Argentina S.A. [Member]
Disclosure of subsidiaries [line items]
Tax No .	0 - E
Country of origin	Argentina
Percentage of equity ownwrship	0.0289%	0.02842%
Total	$ (472)	$ 79
Non-Controlling Interest [Member] | Americonsult de Guatemala S.A. [Member]
Disclosure of subsidiaries [line items]
Tax No .	0 - E
Country of origin	Guatemala
Percentage of equity ownwrship	1.00%	1.00%
Total	$ 1	$ 1
Non-Controlling Interest [Member] | Americonsult S.A. and Subsidiaries [Member]
Disclosure of subsidiaries [line items]
Tax No .	0 - E
Country of origin	Mexico
Percentage of equity ownwrship	0.20%	0.20%
Total	$ 1
Non-Controlling Interest [Member] | Americonsult Costa Rica S.A. [Member]
Disclosure of subsidiaries [line items]
Tax No .	0-E
Country of origin	Costa Rica
Percentage of equity ownwrship	1.00%	1.00%
Total	$ 11	$ 12
Non-Controlling Interest [Member] | Linea Aerea Carguera de Colombiana S.A. [Mmeber]
Disclosure of subsidiaries [line items]
Tax No .	0 - E
Country of origin	Colombia
Percentage of equity ownwrship	10.00%	10.00%
Total	$ (462)	$ (520)
Non-Controlling Interest [Member] | Aerolineas Regionales de Integracion Aires S.A. [Member]
Disclosure of subsidiaries [line items]
Tax No .	0 - E
Country of origin	Colombia
Percentage of equity ownwrship	0.7988%	0.8094%
Total	$ 378	$ 461
Non-Controlling Interest [Member] | Transportes Aereos del Mercosur S.A. [Member]
Disclosure of subsidiaries [line items]
Tax No .	0 - E
Country of origin	Paraguay
Percentage of equity ownwrship	5.02%	5.02%
Total	$ 1,740	$ 1,324
Non-Controlling Interest [Member] | Multiplus S.A. [Member]
Disclosure of subsidiaries [line items]
Tax No .	0 - E
Country of origin	Brazil
Percentage of equity ownwrship	27.26%	27.26%
Total	$ 67,096	$ 77,139